Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 3,015	$ 397	$ 733
Accounts receivable, net of allowance	1,524	1,247	2,174
Inventory	1,467	1,557	1,850
Prepaid expenses and other current assets	135	141	142
Total current assets	6,141	3,342	4,899
Fixed assets, net of accumulated depreciation	35	39	25
Other assets	8	8	8
Total assets	6,184	3,389	4,932
Current liabilities:
Accounts payable	1,562	949	1,049
Line of credit	759	858	1,205
Accrued expenses	588	626	835
Taxes payable		1	26
Total current liabilities	2,909	2,434	3,115
Convertible subordinated notes payable, net	2,408
Deferred rent	11	12	12
Stockholders' equity:
Common stock, value	53,822	53,822	53,772
Additional paid-in capital	9,260	8,861	8,674
Accumulated other comprehensive income	374	391	219
Accumulated deficit	(62,600)	(62,131)	(60,860)
Total shareholders' equity	856	943	1,805
Total liabilities and shareholders' equity	$ 6,184	$ 3,389	$ 4,932